Retrospective Adoption of ASU 2015-03	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Retrospective Adoption of ASU 2015-03
RETROSPECTIVE ADOPTION OF ASU 2015-03

As discussed in Note 1, “Overview and Summary of Significant Accounting Policies,” ASU 2015-03 simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. As a result of the retrospective adoption of ASU 2015-03 effective January 1, 2016, deferred financing costs of approximately $20.8 million and $15.3 million previously classified within Deferred Debits were reclassified to reduce the related debt liabilities as of December 31, 2015 and 2014, respectively. Accordingly, the accompanying Consolidated Balance Sheets, Unconsolidated Balance Sheets (included in Schedule I) and Note 4 to the Condensed Financial Information of Registrant (included in Schedule I) have been updated. However, Note 7, “Debt,” remains unchanged from what was previously disclosed in IPALCO’s 2015 Form 10-K that was filed with the SEC on February 23, 2016. No other updates have been made to what was previously disclosed in IPALCO's 2015 Form 10-K that was filed with the SEC on February 23, 2016 other than the above mentioned balance sheet updates and updates to our Report of Independent Registered Accounting Firm to reflect a dual dated opinion as a result of these updates.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Retrospective Adoption of ASU 2015-03
RETROSPECTIVE ADOPTION OF ASU 2015-03

As discussed in Note 1, “Overview and Summary of Significant Accounting Policies,” ASU 2015-03 simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. As a result of the retrospective adoption of ASU 2015-03 effective January 1, 2016, deferred financing costs of approximately $13.9 million and $10.7 million previously classified within Deferred Debits were reclassified to reduce the related debt liabilities as of December 31, 2015 and 2014, respectively. Accordingly, the accompanying Consolidated Balance Sheets have been updated. However, Note 7, “Debt,” remains unchanged from what was previously disclosed in IPALCO’s 2015 Form 10-K that was filed with the SEC on February 23, 2016. No other updates have been made to what was previously disclosed in IPALCO's 2015 Form 10-K that was filed with the SEC on February 23, 2016 other than the above mentioned balance sheet updates and updates to our Report of Independent Registered Accounting Firm to reflect a dual dated opinion as a result of these updates.